Disclosure of information on segments (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of information on segments [Abstract]
Disclosure of entitys reportable segments [Table Text Block]

															Equity accounted investees
	Uchucchacua (Operation)	Orcopampa (Operation)	Julcani (Operation)	Mallay (Operation)	Tambomayo (Operation)	Colquijirca (Operation)	La Zanja (Operation)	Exploration and development mining projects	Energy generation and transmission	Insurance brokerage	Rental of mining concessions	Holding of investment in shares	Industrial activities	Corporate	Minera Yanacocha S.R.L.	Sociedad Minera Cerro Verde S.A.A	Compañía Minera Coimolache S.A.	Total operating segments	Adjustments and eliminations	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)
Year 2018
Results:
Continuing operations
Operating income:
Net sale of goods	257,282	153,003	34,104	16,666	225,281	333,560	96,611	-	-	-	-	-	6,655	-	635,393	3,054,026	225,447	5,038,028	(3,915,033)	1,122,995
Net sale of services	-	-	-	-	-	-	-	-	62,962	14,986	-	615	19,908	-	21,965	-	-	120,436	(96,435)	24,001
Royalty income	-	-	-	-	-	-	-	-	-	-	20,385	-	-	-	-	-	-	20,385	-	20,385
Total operating income	257,282	153,003	34,104	16,666	225,281	333,560	96,611	-	62,962	14,986	20,385	615	26,563	-	657,358	3,054,026	225,447	5,178,849	(4,011,468)	1,167,381

Operating costs
Cost of sales of goods, excluding depreciation and amortization	(151,817)	(97,006)	(26,558)	(12,103)	(92,829)	(216,560)	(68,993)	-	-	-	-	-	(6,280)	-	(596,164)	(2,216,663)	(170,866)	(3,655,839)	3,030,355	(625,484)
Cost of services, excluding depreciation and amortization	-	-	-	-	-	-	-	-	(25,499)	-	-	-	(8,966)	-	(2,217)	-	-	(36,682)	32,364	(4,318)
Exploration in operating units	(20,898)	(29,563)	(8,646)	(613)	(20,553)	(9,996)	(74)	-	-	-	-	-	-	-	-	-	-	(90,343)	-	(90,343)
Depreciation and amortization	(26,181)	(8,802)	(3,353)	(2,407)	(77,029)	(67,666)	(34,088)	-	(10,248)	-	-	-	(11,483)	-	-	-	-	(241,257)	(29)	(241,286)
Mining royalties	(2,243)	(13,669)	(237)	(138)	(1,936)	(2,345)	(957)	-	-	-	-	-	-	-	-	-	-	(21,525)	(1)	(21,526)
Total operating costs	(201,139)	(149,040)	(38,794)	(15,261)	(192,347)	(296,567)	(104,112)	-	(35,747)	-	-	-	(26,729)	-	(598,381)	(2,216,663)	(170,866)	(4,045,646)	3,062,689	(982,957)
Gross profit (loss)	56,143	3,963	(4,690)	1,405	32,934	36,993	(7,501)	-	27,215	14,986	20,385	615	(166)	-	58,977	837,363	54,581	1,133,203	(948,779)	184,424

Operating expenses, net
Administrative expenses	(24,119)	(15,100)	(2,524)	(1,661)	(17,822)	(9,906)	(3,435)	(3,143)	(3,972)	(11,900)	(220)	(512)	(1,627)	2,377	(2,783)	-	(5,644)	(101,991)	23,231	(78,760)
Exploration in non-operating areas	(18,339)	-	-	-	-	(7,199)	(5,002)	(2,883)	-	-	-	-	-	(4,091)	-	-	-	(37,514)	1,207	(36,307)
Selling expenses	(8,213)	(775)	(356)	(574)	(3,046)	(12,201)	(784)	-	(1,173)	-	-	-	(924)	-	(2,627)	-	(1,135)	(31,808)	4,286	(27,522)
Provision for contingences and others	6,784	(121)	947	(9)	1,263	(3,711)	(57)	6,130	(56)	-	-	-	2	(111)	-	-	-	11,061	178	11,239
Impairment recovery of long-lived assets	-	-	-	-	-	-	5,693	-	-	-	-	-	-	-	-	-	-	5,693	-	5,693
Other, net	(5,953)	(3,386)	(1,050)	(3,704)	(5,599)	32,565	(669)	138	562	-		2,773	194	(2,235)	(76,155)	-	(325)	(62,844)	57,832	(5,012)
Total operating expenses, net	(49,840)	(19,382)	(2,983)	(5,948)	(25,204)	(452)	(4,254)	242	(4,639)	(11,900)	(220)	2,261	(2,355)	(4,060)	(81,565)	-	(7,104)	(217,403)	86,734	(130,669)

Operating profit (loss)	6,303	(15,419)	(7,673)	(4,543)	7,730	36,541	(11,755)	242	22,576	3,086	20,165	2,876	(2,521)	(4,060)	(22,588)	837,363	47,477	915,800	(862,045)	53,755
Other income (expense),net
Finance costs	(308)	(395)	(95)	(34)	(262)	(10,365)	(1,946)	(222)	(7,576)	(2)	(11)	(25)	(932)	(17,194)	(39,024)	(426,733)	(2,935)	(508,059)	469,603	(38,456)
Net gain (loss) from currency exchange difference	196	168	8	19	209	108	(224)	(846)	(346)	19	18	2	(482)	(206)	(2,056)	6,161	(852)	1,896	(3,262)	(1,366)
Share in the results of associates under equity method	-	-	-	-	-	-	-	-	8,589	-	-	(25,517)	-	15,081	-	-	-	(1,847)	703	(1,144)
Finance income	-	-	-	-	-	418	1,649	-	179	-	21	8	127	9,293	11,448	28,089	357	51,590	(41,904)	9,686
Total other income (expense), net	(112)	(227)	(87)	(15)	(53)	(9,839)	(521)	(1,068)	846	17	28	(25,532)	(1,287)	6,974	(29,632)	(392,483)	(3,430)	(456,420)	425,140	(31,280)

Profit (loss) before income tax	6,191	(15,646)	(7,760)	(4,558)	7,677	26,702	(12,275)	(826)	23,422	3,103	20,193	(22,656)	(3,808)	2,914	(52,220)	444,880	44,047	459,380	(436,905)	22,475
Income tax current	(768)	(559)	(72)	(47)	(656)	(8,332)	(24)	-	-	-	(6,025)	(444)	(2)	-	(30,368)	(325,170)	(23,405)	(395,872)	378,944	(16,928)
Income tax deferred	-	-	-	-	-	(10,803)	(1,220)	-	(7,584)	-	-	-	106	9,514	1,071	-	4,942	(3,974)	(6,024)	(9,998)
Profit (loss) from continued operations	5,423	(16,205)	(7,832)	(4,605)	7,021	7,567	(13,519)	(826)	15,838	3,103	14,168	(23,100)	(3,704)	12,428	(81,517)	119,710	25,584	59,534	(63,985)	(4,451)

Loss from discontinued operations, see note 1(e)																				(7,203)
Net loss																				(11,654)

Total assets	126,374	39,725	39,537	13,793	461,335	773,554	158,718	372,344	366,354	12,154	7,154	520,484	106,391	2,407,754	2,047,472	7,554,712	361,669	15,369,524	(11,152,303)	4,217,221
Total liabilities	45,227	30,749	29,469	6,685	28,502	340,735	68,615	18,986	197,152	4,597	2,653	603	20,671	419,208	1,463,749	2,445,840	125,307	5,248,748	(4,061,092)	1,187,656
Other segment information
Investment in associates	-	-	-	-	-	-	-	-	-	-	-	-	-	1,473,382	-	-	-	1,473,382	-	1,473,382
Additions to mining concessions, development costs, property, plant and equipment	18,429	6,225	2,984	1,810	18,858	29,572	13,159	17,141	118	-	-	-	1,816	1,158	-	-	-	111,270	-	111,270

																Equity accounted investees
	Ucchuchacua (Operation)	Orcopampa (Operation)	Julcani (Operation)	Mallay (Operation)	Tambomayo (Operation)	Colquijirca (Operation)	La Zanja (Operation)	Exploration and development mining projects	Construction and engineering	Energy generation and transmission	Insurance brokerage	Rental of mining concessions	Holding of investment in shares	Industrial activities	Corporate	Minera Yanacocha S.R.L.	Sociedad Minera Cerro Verde S.A.A	Compañía Minera Coimolache S.A.	Total operating segments	Adjustments and eliminations	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)
Year 2017
Results:
Continuing operations
Operating income
Net sale of goods	272,334	256,960	42,785	36,736	118,966	322,653	165,319	-	-	-	-	-	-	6,317	34,650	645,176	3,202,931	203,790	5,308,617	(4,084,675)	1,223,942
Net sale of services	-	-	-	-	-	-	-	-	10,603	60,639	14,377	-	615	19,658	-	21,870	-	-	127,762	(98,065)	29,697
Royalty income	-	-	-	-	-	-	-	-	-	-	-	20,739	-	-	-	-	-	-	20,739	-	20,739
Total operating income	272,334	256,960	42,785	36,736	118,966	322,653	165,319	-	10,603	60,639	14,377	20,739	615	25,975	34,650	667,046	3,202,931	203,790	5,457,118	(4,182,740)	1,274,378
Operating costs
Cost of sales of goods, excluding depreciation and amortization	(143,288)	(115,574)	(31,190)	(22,783)	(53,555)	(193,874)	(102,474)	-	-	-	-	-	-	(6,043)	(34,029)	(746,918)	(1,768,238)	(121,021)	(3,338,987)	2,711,554	(627,433)
Cost of services, excluding depreciation and amortization	-	-	-	-	-	-	-	-	(9,393)	(25,556)	-	-	-	(9,354)	-	(2,062)	-	-	(46,365)	33,411	(12,954)
Exploration in operating units	(27,068)	(38,820)	(13,009)	(5,617)	(9,543)	-	(871)	-	-	-	-	-	-	-	-	-	-	-	(94,928)	-	(94,928)
Depreciation and amortization	(23,899)	(8,846)	(8,122)	(3,568)	(42,789)	(57,199)	(48,385)	-	(129)	(9,651)	-	-	-	(11,134)	-	-	-	-	(213,722)	-	(213,722)
Mining royalties	(2,280)	(22,436)	(354)	(333)	(998)	(3,317)	(1,499)	-	-	-	-	-	-	-	-	-	-	-	(31,217)	-	(31,217)
Total operating costs	(196,535)	(185,676)	(52,675)	(32,301)	(106,885)	(254,390)	(153,229)	-	(9,522)	(35,207)	-	-	-	(26,531)	(34,029)	(748,980)	(1,768,238)	(121,021)	(3,725,219)	2,744,965	(980,254)
Gross profit (loss)	75,799	71,284	(9,890)	4,435	12,081	68,263	12,090	-	1,081	25,432	14,377	20,739	615	(556)	621	(81,934)	1,434,693	82,769	1,731,899	(1,437,775)	294,124
Operating expenses, net
Administrative expenses	(19,473)	(18,281)	(2,878)	(2,931)	(9,139)	(13,061)	(2,814)	(1,604)	(3,606)	(2,423)	(12,288)	(90)	(413)	(1,203)	443	(4,760)	-	(3,829)	(98,350)	14,753	(83,597)
Exploration in non-operating areas	(2,676)	-	-	-	(3,214)	(1,976)	(2,870)	(2,771)	-	-	-	-	-	-	(5,052)	-	-	-	(18,559)	297	(18,262)
Selling expenses	(6,078)	(1,016)	(605)	(1,045)	(1,387)	(10,914)	(881)	-	-	(1,264)	-	-	-	(775)	(167)	(3,922)	(141,669)	(946)	(170,669)	146,581	(24,088)
Impairment loss of long-lived assets	-	-	-	-	-	-	(21,620)	-	-	-	-	-	-	-	-	-	-	-	(21,620)	-	(21,620)
Provision for contingences and others	(7,040)	(1)	(460)	(139)	(1,002)	-	(1,370)	(4,657)	100	312	-	-	-	-	378	-	-	-	(13,879)	-	(13,879)
Write –off of stripping activity asset	-	-	-	-	-	(13,573)	-	-	-	-	-	-	-	-	-	-	-	-	(13,573)	-	(13,573)
Other, net	(1,799)	(715)	(1,403)	(359)	(175)	(2,922)	(970)	(94)	1,129	(94)	(4)	(1)	-	216	(2,012)	(63,512)	(258,826)	(587)	(332,128)	318,539	(13,589)
Total operating expenses, net	(37,066)	(20,013)	(5,346)	(4,474)	(14,917)	(42,446)	(30,525)	(9,126)	(2,377)	(3,469)	(12,292)	(91)	(413)	(1,762)	(6,410)	(72,194)	(400,495)	(5,362)	(668,778)	480,170	(188,608)
Operating profit (loss)	38,733	51,271	(15,236)	(39)	(2,836)	25,817	(18,435)	(9,126)	(1,296)	21,963	2,085	20,648	202	(2,318)	(5,789)	(154,128)	1,034,198	77,407	1,063,121	(957,605)	105,516
Other income (expense),net
Share in the results of associates under equity method	-	-	-	-	-	-	-	-	-	8,573	-	-	(66,187)	-	21,194	-	-	-	(36,420)	49,627	13,207
Finance income	-	-	-	-	-	179	670	-	-	139	1	7	1	79	5,614	5,831	5,350	220	18,091	(12,574)	5,517
Net gain (loss) from currency exchange difference	31	(63)	(75)	(11)	10	310	48	537	105	294	(75)	(41)	(4)	497	1,365	3,636	13,288	(174)	19,678	(16,750)	2,928
Finance costs	(285)	(354)	(106)	(72)	(372)	(12,017)	(1,919)	(131)	(370)	(10,354)	(6)	(2)	(2)	(941)	(8,980)	(23,766)	(216,912)	(3,304)	(279,893)	245,270	(34,623)
Total other income (expense), net	(254)	(417)	(181)	(83)	(362)	(11,528)	(1,201)	406	(265)	(1,348)	(80)	(36)	(66,192)	(365)	19,193	(14,299)	(198,274)	(3,258)	(278,544)	265,573	(12,971)
Profit (loss) before income tax	38,479	50,854	(15,417)	(122)	(3,198)	14,289	(19,636)	(8,720)	(1,561)	20,615	2,005	20,612	(65,990)	(2,683)	13,404	(168,427)	835,924	74,149	784,577	(692,032)	92,545
Income tax	(1,101)	(1,085)	(153)	(124)	(538)	(3,903)	6,841	-	(400)	(3,491)	(742)	(6,044)	(38)	1,818	(9,052)	(7,026)	(486,043)	(23,362)	(534,443)	516,431	(18,012)
Profit (loss) from continued operations	37,378	49,769	(15,570)	(246)	(3,736)	10,386	(12,795)	(8,720)	(1,961)	17,124	1,263	14,568	(66,028)	(865)	4,352	(175,453)	349,881	50,787	250,134	(175,601)	74,533
Loss from discontinued operations, see note 1(e)																					(10,098)
Net profit																					64,435
Total assets	146,464	54,114	20,922	18,923	538,057	792,594	190,310	342,759	14,004	360,610	9,004	6,611	988,841	109,669	1,931,224	2,019,332	7,691,007	380,534	15,614,979	(11,282,166)	4,332,813
Total liabilities	49,723	42,242	18,099	6,092	32,501	388,899	87,008	14,527	5,153	205,247	4,616	2,378	414	20,245	425,413	1,360,217	2,501,845	150,743	5,315,362	(4,046,176)	1,269,186

Other segment information
Investment in associates	-	-	-	-	-	-	-	-	-	-	-	-	-	-	1,536,887	-	-	-	1,536,887	-	1,536,887
Additions to mining concessions, development costs, property, plant and equipment	18,127	12,674	1,951	1,796	131,119	61,060	17,326	13,733	3	852	14	-	-	459	393	-	-	-	259,507	-	259,507

	Ucchuchacua (Operation)	Orcopampa (Operation)	Julcani (Operation)	Mallay (Operation)	Tambomayo (Operation)	Colquijirca (Operation)	La Zanja (Operation)	Exploration and development mining projects	Construction and engineering	Energy generation and transmission	Insurance brokerage	Rental of mining concessions	Holding of investment in shares	Industrial activities	Corporate	Minera Yanacocha S.R.L.	Sociedad Minera Cerro Verde S.A.A	Compañía Minera Coimolache S.A.	Total operating segments	Adjustments and eliminations	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Year 2016
Results:
Continuing operations
Operating income
Net sale of goods	240,470	244,745	54,666	46,741	-	230,611	178,922	-	-	-	-	-	-	5,982	191,075	761,193	2,384,154	198,873	4,537,432	(3,521,762)	1,015,670
Net sale of services	-	-	-	-	-	-	-	-	12,633	57,312	12,675	-	615	19,507	-	17,713	-	-	120,455	(91,673)	28,782
Royalty income	-	-	-	-	-	-	-	-	-	-	-	24,339	-	-	-	-	-	-	24,339	-	24,339
Total operating income	240,470	244,745	54,666	46,741	-	230,611	178,922		12,633	57,312	12,675	24,339	615	25,489	191,075	778,906	2,384,154	198,873	4,682,226	(3,613,435)	1,068,791
Operating costs
Cost of sales of goods, excluding depreciation and amortization	(118,561)	(97,325)	(23,633)	(23,392)	-	(178,231)	(80,873)	-	-	-	-	-	-	(2,962)	(190,041)	(725,740)	(1,553,040)	(107,913)	(3,101,711)	2,603,899	(497,812)
Cost of services, excluding depreciation and amortization	-	-	-	-	-	-	-	-	(9,732)	(25,250)	-	-	-	(8,723)	-	(2,951)	-	-	(46,656)	35,902	(10,754)
Exploration in operating units	(31,406)	(45,111)	(11,069)	(7,960)	-	-	(603)	-	-	-	-	-	-	-	-	-	-	-	(96,149)	-	(96,149)
Depreciation and amortization	(18,541)	(11,403)	(6,756)	(11,393)	-	(53,637)	(67,542)	(27)	(253)	(10,904)	-	(16)	(221)	(10,968)	(986)	-	-	-	(192,647)	-	(192,647)
Mining royalties	(1,687)	(21,482)	(381)	(314)	-	(2,726)	(1,021)	-	-	-	-	-	-	-	-	-	-	-	(27,611)	-	(27,611)
Total operating costs	(170,195)	(175,321)	(41,839)	(43,059)	-	(234,594)	(150,039)	(27)	(9,985)	(36,154)	-	(16)	(221)	(22,653)	(191,027)	(728,691)	(1,553,040)	(107,913)	(3,464,774)	2,639,801	(824,973)
Gross profit (loss)	70,275	69,424	12,827	3,682	-	(3,983)	28,883	(27)	2,648	21,158	12,675	24,323	394	2,836	48	50,215	831,114	90,960	1,217,452	(973,634)	243,818
Operating expenses
Administrative expenses	(13,265)	(13,810)	(4,582)	(2,708)	(3,274)	(11,802)	(1,980)	(3,750)	(4,492)	(2,450)	(12,245)	(112)	(227)	(635)	(12,083)	(8,780)	-	(4,144)	(100,339)	18,647	(81,692)
Exploration in non-operating areas	-	-	-	-	(7,517)	(1,939)	(4,619)	(9,585)	-	-	-	-	-	-	(4,129)	-	-	-	(27,789)	1,200	(26,589)
Selling expenses	(4,632)	(1,075)	(845)	(1,549)	-	(10,650)	(938)	-	-	(1,124)	-	-	-	(1,154)	(115)	(3,695)	(131,391)	(1,128)	(158,296)	136,563	(21,733)
Impairment loss of long-lived assets	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	(889,499)	-	-	(889,499)	889,499	-
Provision for contingencies	1,121	(110)	(630)	49	69	-	-	(1,399)	(286)	(467)	-	-	-	-	1,088	-	-	-	(565)	-	(565)
Other, net	1,144	874	74	(372)	421	276	4,237	2,180	2,198	10,994	-	11	(16)	546	8,081	(122,151)	(24,107)	755	(114,855)	133,812	18,957
Total operating expenses, net	(15,632)	(14,121)	(5,983)	(4,580)	(10,301)	(24,115)	(3,300)	(12,554)	(2,580)	6,953	(12,245)	(101)	(243)	(1,243)	(7,158)	(1,024,125)	(155,498)	(4,517)	(1,291,343)	1,179,721	(111,622)
Operating profit (loss)	54,643	55,303	6,844	(898)	(10,301)	(28,098)	25,583	(12,581)	68	28,111	430	24,222	151	1,593	(7,110)	(973,910)	675,616	86,443	(73,891)	206,087	132,196
Other income (expense),net
Share in the results of associates under equity method	-	-	-	-	-	-	-	-	-	4,579	(9)	-	(448,017)	-	(370,381)	-	-	-	(813,828)	448,507	(365,321)
Finance income	3	3	1	-	-	256	87	-	8	820	12	-	4	1	7,480	2,132	954	38	11,799	(4,969)	6,830
Net gain (loss) from currency exchange difference	(203)	(59)	(61)	(46)	57	(270)	65	505	5	(138)	426	(93)	5	222	2,223	(13,741)	7,857	(117)	(3,363)	6,001	2,638
Finance costs	(379)	(197)	(87)	(41)	(137)	(12,554)	(2,614)	(163)	(545)	(10,564)	(10)	(2)	(14)	(962)	(5,156)	(15,107)	(80,438)	(1,614)	(130,584)	99,004	(31,580)
Total other income (expense), net	(579)	(253)	(147)	(87)	(80)	(12,568)	(2,462)	342	(532)	(5,303)	419	(95)	(448,022)	(739)	(365,834)	(26,716)	(71,627)	(1,693)	(935,976)	548,543	(387,433)
Profit (loss) before income tax	54,064	55,050	6,697	(985)	(10,381)	(40,666)	23,121	(12,239)	(464)	22,808	849	24,127	(447,871)	854	(372,944)	(1,000,626)	603,989	84,750	(1,009,867)	754,630	(255,237)
Income tax	(1,814)	(1,895)	(424)	(365)	-	7,851	(18,256)	(245)	(178)	(9,224)	(245)	(6,761)	-	461	(22,409)	(43,126)	(263,082)	(27,894)	(387,606)	334,102	(53,504)
Profit (loss) from continued operations	52,250	53,155	6,273	(1,350)	(10,381)	(32,815)	4,865	(12,484)	(642)	13,584	604	17,366	(447,871)	1,315	(395,353)	(1,043,752)	340,907	56,856	(1,397,473)	1,088,732	(308,741)
Loss from discontinued operations, see note 1(e)																					(19,073)
Net loss																					(327,814)

Total assets	105,950	46,085	25,118	16,958	415,341	763,092	246,106	330,169	22,481	379,964	6,226	7,439	427,439	120,038	2,593,838	2,045,825	7,635,623	334,555	15,522,247	(11,255,832)	4,266,415
Total liability	35,148	26,536	19,733	7,302	582	353,184	129,689	14,831	11,647	222,324	3,102	2,684	148	29,751	556,172	1,160,102	2,796,342	131,051	5,500,328	(4,281,126)	1,219,202

Other segment information
Investment in associates	-	-	-	-	-	-	-	-	-	-	-	-	-	-	1,536,607	-	-	-	1,536,607	-	1,536,607
Additions to mining concessions, development costs, property, plant and equipment	28,899	3,451	759	2,729	230,223	51,289	14,995	25,450	27	4,236	39	-	-	3,719	1,018	-	-	-	366,834	-	366,834

Disclosure of reconciliation of segment profit loss [Text Block]
The reconciliation of segment profit (loss) to the consolidated profit (loss) from continued operations follows:

	2018	2017	2016
	US$(000)	US$(000)	US$(000)

Segments profit (loss)	59,534	250,134	(1,397,473)
Elimination of profit of equity accounted investees, not consolidated (owned by third parties)	(63,777)	(225,215)	645,989
Elimination of intercompany sales	(74,637)	(108,973)	(251,502)
Elimination of cost of sales and operating expenses intercompany	76,780	106,726	250,157
Elimination of share in the results of subsidiaries and associates	1,582	49,627	448,507
Others	(3,933)	2,234	(4,419)

Consolidated profit (loss) from continued operations	(4,451)	74,533	(308,741)

Disclosure of reconciliation of segment assets [Text Block]
The reconciliation of segment assets to the consolidated assets follows:

	2018	2017	2016
	US$(000)	US$(000)	US$(000)

Segments assets	15,369,524	15,614,979	15,522,247
Elimination of assets of equity accounted investees, not consolidated (owned by third parties)	(9,963,853)	(10,090,873)	(10,016,003)
Elimination of the subsidiaries and associates of the Parent company	(1,184,240)	(1,186,783)	(1,047,758)
Elimination of intercompany receivables	(32,444)	(32,769)	(192,958)
Others	28,234	28,259	887

Consolidated assets	4,217,221	4,332,813	4,266,415

Disclosure of reconciliation of segment liabilities [Text Block]
The reconciliation of segment liabilities to the consolidated liabilities follows:

	2018	2017	2016
	US$(000)	US$(000)	US$(000)

Segments liabilities	5,248,748	5,315,362	5,500,328
Elimination of liabilities of equity accounted investees, not consolidated	(4,034,896)	(4,012,805)	(4,087,495)
Elimination of intercompany payables	(27,822)	(32,769)	(192,958)
Others	1,626	(602)	(673)

Consolidated liabilities	1,187,656	1,269,186	1,219,202

Disclosure of Detailed Information About Revenue From Contract With Customers [Table Text block]
	Ucchuchacua (Operation)	Orcopampa (Operation)	Julcani (Operation)	Mallay (Operation)	Tambomayo (Operation)	Colquijirca (Operation)	La Zanja (Operation)	Energy generation and transmission	Insurance brokerage	Rental of mining concessions	Holding of investment in shares	Industrial activities	Corporate	Total operating segments	Adjustments and eliminations	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)
Year 2018
Revenues by geographic region:
Metal and concentrates sales -
Peru	170,986	10,808	15,261	16,799	63,049	257,559	2,770	-	-	-	-	751	-	537,983	(167)	537,816
America	-	142,432	-	-	159,530	-	67,756	-	-	-	-	906	-	370,624	-	370,624
Asia	29,382	-	9,115	-	-	82,022	-	-	-	-	-	-	-	120,519	-	120,519
Europe	57,472	-	9,488	-	2,760	-	26,074	-	-	-	-	4,998	-	100,792	-	100,792
	257,840	153,240	33,864	16,799	225,339	339,581	96,600	-	-	-	-	6,655	-	1,129,918	(167)	1,129,751
Services -
Peru	-	-	-	-	-	-	-	62,962	14,787	-	615	19,909	-	98,273	(74,561)	23,712
America	-	-	-	-	-	-	-	-	199	-	-	-	-	199	90	289
	-	-	-	-	-	-	-	62,962	14,986	-	615	19,909	-	98,472	(74,471)	24,001
Royalties -
Peru	-	-	-	-	-	-	-	-	-	20,385	-	-	-	20,385	-	20,385
Total revenue from contracts with customers	257,840	153,240	33,864	16,799	225,339	339,581	96,600	62,962	14,986	20,385	615	26,564	-	1,248,775	(74,638)	1,174,137

Revenues by type of good or services:
Sales by metal -
Gold	11	149,092	28	49	150,939	18,463	93,358	-	-	-	-	-	-	411,940	(14)	411,926
Silver	217,843	5,243	35,307	7,045	54,109	46,060	3,583	-	-	-	-	-	-	369,190	(23)	369,167
Copper	-	(221)	129	-	-	275,119	-	-	-	-	-	-	-	275,027	(266)	274,761
Zinc	45,194	-	-	9,382	18,197	101,275	-	-	-	-	-	-	-	174,048	-	174,048
Lead	36,238	-	1,996	3,504	6,703	40,618	-	-	-	-	-	-	-	89,059	-	89,059
Manganese sulfate	-	-	-	-	-	-	-	-	-	-	-	6,655	-	6,655	-	6,655
	299,286	154,114	37,460	19,980	229,948	481,535	96,941	-	-	-	-	6,655	-	1,325,919	(303)	1,325,616
Commercial deductions	(41,446)	(874)	(3,596)	(3,181)	(4,609)	(141,954)	(341)	-	-	-	-	-	-	(196,001)	136	(195,865)
	257,840	153,240	33,864	16,799	225,339	339,581	96,600	-	-	-	-	6,655	-	1,129,918	(167)	1,129,751
Sales by services -	-	-	-	-	-	-	-	62,962	14,986	-	615	19,909	-	98,472	(74,471)	24,001
Royalties income -	-	-	-	-	-	-	-	-	-	20,385	-	-	-	20,385	-	20,385
Total revenue from contracts with customers	257,840	153,240	33,864	16,799	225,339	339,581	96,600	62,962	14,986	20,385	615	26,564	-	1,248,775	(74,638)	1,174,137

	Ucchuchacua (Operation)	Orcopampa (Operation)	Julcani (Operation)	Mallay (Operation)	Tambomayo (Operation)	Colquijirca (Operation)	La Zanja (Operation)	Construction and engineering	Energy generation and transmission	Insurance brokerage	Rental of mining concessions	Holding of investment in shares	Industrial activities	Corporate	Total operating segments	Adjustments and eliminations	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)
Year 2017
Revenues by geographic region:
Metal and concentrates sales -
Peru	209,300	17,774	13,049	35,189	34,337	239,317	32,607	-	-	-	-	-	852	705	583,130	(31,887)	551,243
America	-	239,183	-	-	84,039	459	125,875	-	-	-	-	-	3,776	18,531	471,863	-	471,863
Asia	19,078	-	12,140	-	-	89,501	-	-	-	-	-	-	-	-	120,719	-	120,719
Europe	38,104	-	15,931	1,496	-	3,820	5,513	-	-	-	-	-	1,689	14,780	81,333	-	81,333
	266,482	256,957	41,120	36,685	118,376	333,097	163,995	-	-	-	-	-	6,317	34,016	1,257,045	(31,887)	1,225,158
Services -
Peru	-	-	-	-	-	-	-	10,014	60,639	14,205	-	615	19,658	-	105,131	(90,228)	14,903
America	-	-	-	-	-	-	-	589	-	172	-	-	-	-	761	14,033	14,794
	-	-	-	-	-	-	-	10,603	60,639	14,377	-	615	19,658	-	105,892	(76,195)	29,697
Royalties -
Peru	-	-	-	-	-	-	-	-	-	-	20,739	-	-	-	20,739	-	20,739
Total revenue from contracts with customers	266,482	256,957	41,120	36,685	118,376	333,097	163,995	10,603	60,639	14,377	20,739	615	25,975	34,016	1,383,676	(108,082)	1,275,594

Revenues by type of good or services:
Sales by metal -
Gold	345	247,909	-	452	80,796	20,301	160,489	-	-	-	-	-	-	32,875	543,167	(31,733)	511,434
Silver	256,608	9,595	40,384	16,518	27,285	54,629	4,434	-	-	-	-	-	-	1,257	410,710	(935)	409,775
Copper	-	598	192	-	-	267,737	-	-	-	-	-	-	-	-	268,527	-	268,527
Zinc	31,814	-	-	17,505	7,914	130,790	-	-	-	-	-	-	-	-	188,023	-	188,023
Lead	32,244	-	4,660	8,998	4,735	44,318	-	-	-	-	-	-	-	-	94,955	-	94,955
Manganese sulfate	-	-	-	-	-	-	-	-	-	-	-	-	6,317	-	6,317	-	6,317
Indium						66	-	-	-	-	-	-	-	-	66	-	66
	321,011	258,102	45,236	43,473	120,730	517,841	164,923	-	-	-	-	-	6,317	34,132	1,511,765	(32,668)	1,479,097
Commercial deductions	(54,529)	(1,145)	(4,116)	(6,788)	(2,354)	(184,744)	(928)	-	-	-	-	-	-	(116)	(254,720)	781	(253,939)
	266,482	256,957	41,120	36,685	118,376	333,097	163,995	-	-	-	-	-	6,317	34,016	1,257,045	(31,887)	1,225,158
Sales by services -	-	-	-	-	-	-	-	10,603	60,639	14,377	-	615	19,658	-	105,892	(76,195)	29,697
Royalties income -	-	-	-	-	-	-	-	-	-	-	20,739	-	-	-	20,739	-	20,739
Total revenue from contracts with customers	266,482	256,957	41,120	36,685	118,376	333,097	163,995	10,603	60,639	14,377	20,739	615	25,975	34,016	1,383,676	(108,082)	1,275,594

	Ucchuchacua (Operation)	Orcopampa (Operation)	Julcani (Operation)	Mallay (Operation)	Colquijirca (Operation)	La Zanja (Operation)	Construction and engineering	Energy generation and transmission	Insurance brokerage	Rental of mining concessions	Holding of investment in shares	Industrial activities	Corporate	Total operating segments	Adjustments and eliminations	Total
Year 2016	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)
Revenues by geographic region:
Peru
Metal and concentrates sales -
Peru	194,647	14,463	13,243	44,671	125,628	180,063	-	-	-	-	-	497	2,261	575,473	(178,740)	396,733
America	-	229,332	-	-	2191	-	-	-	-	-	-	5,485	160,787	397,795	-	397,795
Asia	798	-	17,943	-	78,726	-	-	-	-	-	-	-	-	97,467	-	97,467
Europe	47,379	-	24,215	1,890	19,836	-	-	-	-	-	-	-	28,609	121,929	-	121,929
	242,824	243,795	55,401	46,561	226,381	180,063	-	-	-	-	-	5,982	191,657	1,192,664	(178,740)	1,013,924
Services -
Peru	-	-	-	-	-	-	12,633	57,312	12,675	-	615	19,507	-	102,742	(73,960)	28,782
	-	-	-	-	-	-	12,633	57,312	12,675	-	615	19,507	-	102,742	(73,960)	28,782
Royalties -
Peru	-	-	-	-	-	-	-	-	-	24,339	-	-	-	24,339	-	24,339
Total revenue from contracts with customers	242,824	243,795	55,401	46,561	226,381	180,063	12,633	57,312	12,675	24,339	615	25,489	191,657	1,319,745	252,700	1,067,045

Revenues by type of good or services:
Sales by metal -
Gold	347	232,940	42	1,374	16,463	179,362	-	-	-	-	-	-	188,120	618,648	(178,045)	440,603
Silver	260,431	11,279	55,502	25,368	29,560	3,864	-	-	-	-	-	-	3,717	389,721	(3,732)	385,989
Copper	-	243	230	-	224,176	-	-	-	-	-	-	-	-	224,649	-	224,649
Zinc	12,042	-	-	19,767	110,616	-	-	-	-	-	-	-	-	142,425	-	142,425
Lead	16,281	-	5,142	13,256	24,011	-	-	-	-	-	-	-	-	58,690	-	58,690
Manganese sulfate	-	-	-	-	-	-	-	-	-	-	-	5,982	-	5,982	-	5,982
	289,101	244,462	60,916	59,765	404,826	183,226	-	-	-	-	-	5,982	191,837	1,440,115	(181,777)	1,258,338
Commercial deductions	(46,277)	(667)	(5,515)	(13,204)	(178,445)	(3,163)	-	-	-	-	-	-	(180)	(247,451)	3,037	(244,414)
	242,824	243,795	55,401	46,561	226,381	180,063	-	-	-	-	-	5,982	191,657	1,192,664	(178,740)	1,013,924
Sales by services -	-	-	-	-	-	-	12,633	57,312	12,675	-	615	19,507	-	102,742	(73,960)	28,782
Royalties income -	-	-	-	-	-	-	-	-	-	24,339	-	-	-	24,339	-	24,339
Total revenue from contracts with customers	242,824	243,795	55,401	46,561	226,381	180,063	12,633	57,312	12,675	24,339	615	25,489	191,657	1,319,745	(252,700)	1,067,045